UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $840,628 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     9264   100000 SH       SOLE                   100000        0        0
CANADIAN NAT RES LTD           COM              136385101   265864  3635000 SH       SOLE                  3635000        0        0
CARMAX INC                     PUT              143130952    28333  1434600 SH  PUT  SOLE                  1434600        0        0
CROWN CASTLE INTL CORP         COM              228227104    76336  1835000 SH       SOLE                  1835000        0        0
GOLDMAN SACHS GROUP INC        CALL             38141G904    47634   221500 SH  CALL SOLE                   221500        0        0
HILLTOP HOLDINGS INC           COM              432748101    20196  1849465 SH       SOLE                  1849465        0        0
LAMAR ADVERTISING CO           CL A             512815101   172812  3595000 SH       SOLE                  3595000        0        0
LANDSTAR SYS INC               COM              515098101    54795  1300000 SH       SOLE                  1300000        0        0
MASTERCARD INC                 CL A             57636Q104   117155   544400 SH       SOLE                   544400        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104    48239   585000 SH       SOLE                   585000        0        0